AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN BEACON ALPHA QUANT CORE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 95.18%
CONSUMER DISCRETIONARY - 6.66%
Hotels, Restaurants & Leisure - 1.69%
Starbucks Corp.	579	$33,808

Specialty Retail - 4.97%
AutoZone, Inc.A	42	30,368
Home Depot, Inc.	244	35,827
TJX Cos., Inc.	433	34,242

		100,437

Total Consumer Discretionary		134,245

CONSUMER STAPLES - 17.78%
Food & Drug Retailing - 3.33%
CVS Caremark Corp.	420	32,970
Wal-Mart Stores, Inc.	475	34,238

		67,208

Food Products - 3.38%
Hershey Co.	317	34,632
Tyson Foods, Inc., Class A	536	33,077

		67,709

Household Products - 5.50%
Clorox Co.	274	36,943
Colgate-Palmolive Co.	498	36,449
Kimberly-Clark Corp.	288	37,909

		111,301

Personal Products - 1.79%
Estee Lauder Cos., Inc., Class A	420	35,612

Tobacco - 3.78%
Altria Group, Inc.	489	34,924
Philip Morris International, Inc.	361	40,757

		75,681

Total Consumer Staples		357,511

ENERGY - 4.77%
Energy Equipment & Services - 3.18%
Baker Hughes, Inc.	504	30,149
National Oilwell Varco, Inc.	850	34,077

		64,226

Oil & Gas - 1.59%
Valero Energy Corp.	481	31,885

Total Energy		96,111

FINANCIALS - 5.22%
Diversified Financials - 5.22%
Mastercard, Inc., Class A	317	35,653
Moody’s Corp.	345	38,654
S&P Global, Inc.	232	30,332

Total Financials		104,639

AMERICAN BEACON ALPHA QUANT CORE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 14.95%
Biotechnology - 3.38%
Amgen, Inc.	226	$37,080
Gilead Sciences, Inc.	451	30,632

		67,712

Health Care Providers & Services - 10.18%
Aetna, Inc.	265	33,801
AmerisourceBergen Corp.	425	37,613
Centene Corp.A	442	31,497
Cigna Corp.	241	35,304
Express Scripts Holding Co.A	484	31,900
McKesson Corp.	236	34,989

		205,104

Pharmaceuticals - 1.39%
Mallinckrodt PLCA B	636	28,347

Total Health Care		301,163

INDUSTRIALS - 16.39%
Aerospace & Defense - 1.84%
Boeing Co.	210	37,141

Air Freight & Couriers - 3.23%
Expeditors International of Washington, Inc.	615	34,741
United Parcel Service, Inc., Class B	284	30,473

		65,214

Airlines - 4.82%
Delta Air Lines, Inc.	664	30,517
Southwest Airlines Co.	658	35,374
United Continental Holdings, Inc.	444	31,364

		97,255

Commercial Services & Supplies - 5.01%
Avery Dennison Corp.	464	37,398
Dun & Bradstreet Corp.	278	30,007
Robert Half International, Inc.	677	33,058

		100,463

Construction & Engineering - 1.49%
Jacobs Engineering Group, Inc.	537	29,685

Total Industrials		329,758

INFORMATION TECHNOLOGY - 22.85%
Communications Equipment - 3.43%
Cisco Systems, Inc.	1,086	36,707
F5 Networks, Inc.A	229	32,649

		69,356

Computers & Peripherals - 9.73%
Apple, Inc.	284	40,799
HP, Inc.	2,184	39,050
NetApp, Inc.	914	38,251

AMERICAN BEACON ALPHA QUANT CORE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
Computers & Peripherals - 9.73% (continued)
Teradata Corp.A	1,239	$38,558
Western Digital Corp.	471	38,872

		195,530

IT Consulting & Services - 4.77%
Accenture PLC, Class AB	281	33,686
Paychex, Inc.	538	31,688
Western Union Co.	1,517	30,871

		96,245

Office Electronics - 1.49%
Xerox Corp.	4,151	30,468

Semiconductor Equipment & Products - 1.79%
Texas Instruments, Inc.	446	35,930

Software - 1.64%
Intuit, Inc.	283	32,825

Total Information Technology		460,354

MATERIALS - 5.07%
Chemicals - 3.63%
LyondellBasell Industries N.V., Class A	378	34,470
Sherwin-Williams Co.	122	37,843

		72,313

Metals & Mining - 1.44%
Newmont Mining Corp.	888	29,268

Total Materials		101,581

TELECOMMUNICATION SERVICES - 1.49%
Diversified Telecommunication Services - 1.49%
Verizon Communications, Inc.	617	30,079

Total Common Stock (Cost $1,902,844)		1,915,441

SHORT TERM INVESTMENTS - 4.67% (Cost $94,252)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% C	94,252	94,252

TOTAL INVESTMENTS - 99.85% (Cost $1,997,096)		2,009,693
OTHER ASSETS, NET OF LIABILITIES - 0.15%		3,046

TOTAL NET ASSETS - 100.00%		$2,012,739

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON ALPHA QUANT CORE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Apple, Inc.	2.0
Philip Morris International, Inc.	2.0
AmerisourceBergen Corp.	1.9
HP, Inc.	1.9
Kimberly-Clark Corp.	1.9
Moody’s Corp.	1.9
NetApp, Inc.	1.9
Sherwin-Williams Co.	1.9
Teradata Corp.	1.9
Western Digital Corp.	1.9
Total Fund Holdings	56

Sector Allocation (% Equities)
Information Technology	25.8
Consumer Staples	18.7
Health Care	15.7
Industrials	15.3
Materials	7.3
Consumer Discretionary	7.0
Energy	5.0
Financials	3.6
Telecommunication Services	1.6

AMERICAN BEACON ALPHA QUANT DIVIDEND FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 94.89%
CONSUMER DISCRETIONARY - 5.63%
Hotels, Restaurants & Leisure - 3.27%
McDonald’s Corp.	505	$65,453

Multiline Retail - 2.36%
Target Corp.	846	46,691

Total Consumer Discretionary		112,144

CONSUMER STAPLES - 13.37%
Beverages - 3.17%
Coca-Cola Co.	1,492	63,320

Household Products - 6.88%
Kimberly-Clark Corp.	541	71,212
Procter & Gamble Co.	733	65,860

		137,072

Tobacco - 3.32%
Altria Group, Inc.	919	65,635

Total Consumer Staples		266,027

ENERGY - 5.78%
Oil & Gas - 5.78%
Chevron Corp.	543	58,302
Exxon Mobil Corp.	691	56,669

Total Energy		114,971

FINANCIALS - 3.12%
Diversified Financials - 3.12%
Wells Fargo & Co.	1,112	61,894

HEALTH CARE - 13.71%
Pharmaceuticals - 13.71%
Abbott Laboratories	1,621	71,989
Eli Lilly & Co.	815	68,550
Johnson & Johnson	537	66,883
Pfizer, Inc.	1,915	65,512

Total Health Care		272,934

INDUSTRIALS - 12.81%
Aerospace & Defense - 3.51%
Boeing Co.	394	69,683

Electrical Equipment - 3.32%
Emerson Electric Co.	1,100	65,846

Industrial Conglomerates - 2.91%
General Electric Co.	1,958	58,348

Machinery - 3.07%
Caterpillar, Inc.	663	61,500

Total Industrials		255,377

AMERICAN BEACON ALPHA QUANT DIVIDEND FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 9.35%
Communications Equipment - 3.42%
Cisco Systems, Inc.	2,022	$68,344

Computers & Peripherals - 3.27%
International Business Machines Corp.	373	64,954

Semiconductor Equipment & Products - 2.66%
Qualcomm, Inc.	926	53,097

Total Information Technology		186,395

MATERIALS - 9.80%
Chemicals - 9.80%
Air Products & Chemicals, Inc.	432	58,445
EI du Pont de Nemours & Co.	833	66,915
International Flavors & Fragrances, Inc.	525	69,578

Total Materials		194,938

REAL ESTATE - 5.83%
Equity Real Estate Investment Trusts - 5.83%
Kimco Realty Corp.A	2,486	54,916
Public Storage, Inc.A	277	60,638

Total Real Estate		115,554

TELECOMMUNICATION SERVICES - 5.88%
Diversified Telecommunication Services - 5.88%
AT&T, Inc.	1,455	60,455
Verizon Communications, Inc.	1,157	56,404

Total Telecommunication Services		116,859

UTILITIES - 9.61%
Electric - 9.61%
Consolidated Edison, Inc.	843	65,467
Public Service Enterprise Group, Inc.	1,424	63,154
Southern Co.	1,252	62,325

Total Utilities		190,946

Total Common Stock (Cost $1,898,835)		1,888,039

SHORT TERM INVESTMENTS - 4.94% (Cost $98,261)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% B	98,261	98,261

TOTAL INVESTMENTS - 99.83% (Cost $1,997,096)		1,986,300
OTHER ASSETS, NET OF LIABILITIES - 0.17%		3,299

TOTAL NET ASSETS - 100.00%		$1,989,599

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON ALPHA QUANT DIVIDEND FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Abbott Laboratories	3.6
Kimberly-Clark Corp.	3.6
Boeing Co.	3.5
International Flavors & Fragrances, Inc.	3.5
Cisco Systems, Inc.	3.4
Eli Lilly & Co.	3.4
EI du Pont de Nemours & Co.	3.4
Johnson & Johnson	3.4
Emerson Electric Co.	3.3
Procter & Gamble Co.	3.3
Total Fund Holdings	30

Sector Allocation (% Equities)
Health Care	14.4
Consumer Staples	14.1
Industrials	13.5
Materials	10.4
Utilities	10.1
Information Technology	9.9
Telecommunication Services	6.2
Energy	6.1
Real Estate	6.1
Consumer Discretionary	5.9
Financials	3.3

AMERICAN BEACON ALPHA QUANT QUALITY FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK – 95.18%
CONSUMER DISCRETIONARY – 13.05%
Hotels, Restaurants & Leisure - 3.05%
Starbucks Corp.	1,042	$60,842

Specialty Retail – 10.00%
AutoZone, Inc.A	102	73,751
Home Depot, Inc.	440	64,606
TJX Cos., Inc.	774	61,208

		199,565

Total Consumer Discretionary		260,407

CONSUMER STAPLES – 23.22%
Food Products - 3.13%
Hershey Co.	571	62,382

Household Products – 10.06%
Clorox Co.	494	66,606
Colgate-Palmolive Co.	901	65,945
Kimberly-Clark Corp.	518	68,184

		200,735

Personal Products - 3.21%
Estee Lauder Cos., Inc., Class A	756	64,102

Tobacco - 6.82%
Altria Group, Inc.	883	63,064
Philip Morris International, Inc.	647	73,046

		136,110

Total Consumer Staples		463,329

FINANCIALS - 10.36%
Diversified Financials - 10.36%
Mastercard, Inc., Class A	571	64,220
Moody’s Corp.	621	69,577
S&P Global, Inc.	558	72,953

Total Financials		206,750

HEALTH CARE - 2.76%
Biotechnology - 2.76%
Gilead Sciences, Inc.	810	55,015

INDUSTRIALS - 21.49%
Aerospace & Defense - 3.37%
Boeing Co.	380	67,207

Air Freight & Couriers - 5.92%
Expeditors International of Washington, Inc.	1,115	62,986
United Parcel Service, Inc., Class B	513	55,045

		118,031

Airlines - 3.14%
Southwest Airlines Co.	1,167	62,738

Commercial Services & Supplies – 9.06%
Avery Dennison Corp.	837	67,462

AMERICAN BEACON ALPHA QUANT QUALITY FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
Commercial Services & Supplies – 9.06% (continued)
Dun & Bradstreet Corp.	502	$54,186
Robert Half International, Inc.	1,210	59,084

		180,732

Total Industrials		428,708

INFORMATION TECHNOLOGY – 15.06%
Communications Equipment - 2.95%
F5 Networks, Inc.A	413	58,881

IT Consulting & Services - 5.90%
Accenture PLC, Class AB	506	60,659
Paychex, Inc.	968	57,015

		117,674

Semiconductor Equipment & Products - 3.24%
Texas Instruments, Inc.	802	64,609

Software - 2.97%
Intuit, Inc.	511	59,271

Total Information Technology		300,435

MATERIALS - 6.54%
Chemicals - 6.54%
LyondellBasell Industries N.V., Class A	680	62,009
Sherwin-Williams Co.	221	68,552

Total Materials		130,561

TELECOMMUNICATION SERVICES - 2.70%
Diversified Telecommunication Services - 2.70%
Verizon Communications, Inc.	1,103	53,771

Total Common Stock (Cost $1,903,619)		1,898,976

SHORT TERM INVESTMENTS - 4.69% (Cost $93,477)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% C	93,477	93,477

TOTAL INVESTMENTS - 99.87% (Cost $1,997,096)		1,992,453
OTHER ASSETS, NET OF LIABILITIES – 0.13%		2,552

TOTAL NET ASSETS - 100.00%		$1,995,005

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON ALPHA QUANT QUALITY FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Autozone Inc.	3.7
Philip Morris International, Inc.	3.7
S&P Global, Inc.	3.7
Moody’s Corp.	3.5
Avery Dennison Corp.	3.4
Boeing Co.	3.4
Kimberly-Clark Corp.	3.4
Sherwin-Williams Co.	3.4
Clorox Co.	3.3
Colgate-Palmolive Co.	3.3
Total Fund Holdings	30

Sector Allocation (% Equities)
Consumer Staples	24.4
Information Technology	19.2
Industrials	19.0
Consumer Discretionary	13.7
Materials	10.4
Financials	7.5
Health Care	2.9
Telecommunication Services	2.9

AMERICAN BEACON ALPHA QUANT VALUE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK – 95.01%
CONSUMER STAPLES - 9.26%
Food & Drug Retailing - 6.21%
CVS Caremark Corp.	791	$62,094
Wal-Mart Stores, Inc.	891	64,223

		126,317

Food Products - 3.05%
Tyson Foods, Inc., Class A	1,006	62,080

Total Consumer Staples		188,397

ENERGY - 8.69%
Energy Equipment & Services - 5.79%
Baker Hughes, Inc.	935	55,932
National Oilwell Varco, Inc.	1,543	61,859

		117,791

Oil & Gas - 2.90%
Valero Energy Corp.	890	58,998

Total Energy		176,789

HEALTH CARE - 28.03%
Biotechnology - 6.22%
Amgen, Inc.	422	69,238
Gilead Sciences, Inc.	842	57,189

		126,426

Health Care Providers & Services - 19.24%
Aetna, Inc.	495	63,137
AmerisourceBergen Corp.	794	70,269
Centene Corp.A	930	66,272
Cigna Corp.	454	66,506
Express Scripts Holding Co.A	908	59,846
McKesson Corp.	440	65,234

		391,265

Pharmaceuticals - 2.57%
Mallinckrodt PLCA B	1,174	52,325

Total Health Care		570,016

INDUSTRIALS - 12.53%
Aerospace & Defense - 3.43%
Boeing Co.	394	69,683

Airlines - 6.00%
Delta Air Lines, Inc.	1,230	56,531
United Continental Holdings, Inc.	935	66,048

		122,579

Construction & Engineering - 3.07%
Jacobs Engineering Group, Inc.	1,131	62,522

Total Industrials		254,784

AMERICAN BEACON ALPHA QUANT VALUE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 30.31%
Communications Equipment - 6.39%
Cisco Systems, Inc.	2,037	$68,851
F5 Networks, Inc.A	428	61,020

		129,871

Computers & Peripherals - 17.91%
Apple, Inc.	530	76,140
HP, Inc.	4,067	72,718
NetApp, Inc.	1,711	71,605
Teradata Corp.A	2,319	72,167
Western Digital Corp.	868	71,636

		364,266

IT Consulting & Services - 2.86%
Western Union Co.	2,858	58,160

Office Electronics - 3.15%
Xerox Corp.	8,740	64,152

Total Information Technology		616,449

MATERIALS - 6.19%
Chemicals - 3.14%
LyondellBasell Industries N.V., Class A	705	64,289

Metals & Mining - 3.03%
Newmont Mining Corp.	1,869	61,602

Total Materials		125,891

Total Common Stock (Cost $1,901,716)		1,932,326

SHORT TERM INVESTMENTS - 4.81% (Cost $97,880)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% C	97,880	97,880

TOTAL INVESTMENTS - 99.82% (Cost $1,999,596)		2,030,206
OTHER ASSETS, NET OF LIABILITIES - 0.18%		3,530

TOTAL NET ASSETS - 100.00%		$2,033,736

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Apple, Inc.	3.7
HP, Inc.	3.6
AmerisourceBergen Corp.	3.5
NetApp, Inc.	3.5
Teradata Corp.	3.5
Western Digital Corp.	3.5
Amgen, Inc.	3.4
Boeing Co.	3.4
Cisco Systems, Inc.	3.4
Cigna Corp.	3.3
Total Fund Holdings	30

AMERICAN BEACON ALPHA QUANT VALUE FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Sector Allocation (% Equities)
Information Technology	31.9
Health Care	29.5
Industrials	13.2
Consumer Staples	9.7
Energy	9.1
Materials	6.6

AMERICAN BEACON ARK TRANSFORMATIONAL INNOVATION FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 93.84%
CONSUMER DISCRETIONARY - 14.79%
Automobiles - 8.25%
General Motors Co.	200	$7,072
Tesla Motors, Inc.A	929	258,541

		265,613

Internet & Catalog Retail - 5.52%
Amazon.com, Inc.A	164	145,393
Ctrip.com International Ltd., ADRB	673	33,078

		178,471

Media - 1.02%
Netflix, Inc.A	225	33,257

Total Consumer Discretionary		477,341

FINANCIALS - 2.04%
Diversified Financials - 0.74%
LendingTree, Inc.	190	23,817

Specialty Finance - 1.30%
LendingClub Corp.A	7,594	41,691

Total Financials		65,508

HEALTH CARE - 30.11%
Biotechnology - 18.34%
Bluebird Bio, Inc.A	745	67,721
Editas Medicine, Inc.A	2,300	51,336
Foundation Medicine, Inc.A	2,254	72,692
Intellia Therapeutics, Inc.A	4,017	56,600
Invitae Corp.A	9,167	101,387
Ionis Pharmaceuticals, Inc.A	745	29,948
Juno Therapeutics, Inc.A	1,422	31,554
Kite Pharma, Inc.A	632	49,606
Organovo Holdings, Inc.A	12,807	40,726
Seres Therapeutics, Inc.A	4,785	53,927
Veracyte, Inc.A	3,934	36,114

		591,611

Consumer, Non-cyclical - 1.95%
Compugen Ltd.A	6,211	26,707
NanoString Technologies, Inc.A	1,845	36,660

		63,367

Health Care Equipment & Supplies - 6.69%
Cerus Corp.A	7,525	33,486
Illumina, Inc.A	1,067	182,073

		215,559

Pharmaceuticals - 3.13%
Bayer AG	390	44,955
Proto Labs, Inc.A	1,103	56,363

		101,318

Total Health Care		971,855

AMERICAN BEACON ARK TRANSFORMATIONAL INNOVATION FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 2.66%
Machinery - 2.66%
ExOne Co.A	4,013	$40,892
FANUC Corp.	220	45,095

Total Industrials		85,987

INFORMATION TECHNOLOGY - 43.03%
Banks - 0.65%
Materialise N.V., ADRA B	2,302	20,948

Communications - 1.95%
Facebook, Inc., Class AA	447	63,496

Computers & Peripherals - 9.45%
Apple, Inc.	239	34,335
International Business Machines Corp.	211	36,744
Stratasys Ltd.A	11,401	233,606

		304,685

Electronic Equipment & Instruments - 1.95%
NVIDIA Corp.	576	62,744

Internet Software & Services - 17.94%
2U, Inc.A	916	36,329
Alibaba Group Holding Ltd., Sponsored ADRA B	284	30,624
Alphabet, Inc., Class CA	57	47,285
Athenahealth, Inc.A	1,975	222,562
Baidu, Inc., Sponsored ADRA B	386	66,593
Hortonworks, Inc.A	4,894	48,010
Tencent Holdings Ltd., ADRB	1,113	32,121
Twitter, Inc.A	6,454	96,487

		580,011

Semiconductor Equipment & Products - 2.51%
Qualcomm, Inc.	572	32,798
Teradyne, Inc.	1,059	32,936
Xilinx, Inc.	262	15,167

		80,901

Software - 8.58%
Nintendo Co., Ltd.	171	39,681
PayPal Holdings, Inc.A	1,036	44,569
Red Hat, Inc.A	464	40,136
Salesforce.com, Inc.A	659	54,361
Splunk, Inc.A	1,026	63,910
Square, Inc., Class AA	1,976	34,145

		276,802

Total Information Technology		1,389,587

TELECOMMUNICATION SERVICES - 1.21%
Wireless Telecommunication Services - 1.21%
Softbank Corp.	555	39,193

Total Common Stock (Cost $2,845,297)		3,029,471

AMERICAN BEACON ARK TRANSFORMATIONAL INNOVATION FUND SM

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

	Shares	Fair Value
UNIT TRUSTS - 2.45% (Cost $74,338)
FINANCIALS - 2.45%
Bitcoin Investment TrustA	677	$78,606

SHORT TERM INVESTMENTS - 1.43% (Cost $46,122)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65%C	46,122	46,122

TOTAL INVESTMENTS - 97.72% (Cost $2,965,757)		3,154,199
OTHER ASSETS, NET OF LIABILITIES - 2.28%		73,534

TOTAL NET ASSETS - 100.00%		$3,227,733

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Tesla Motors, Inc.	8.0
Stratasys Ltd.	7.2
athenahealth, Inc.	6.9
Illumina, Inc.	5.6
Amazon.com, Inc.	4.5
Invitae Corp.	3.1
Twitter, Inc.	3.0
Bitcoin Investment Trust	2.5
Foundation Medicine, Inc.	2.3
Bluebird Bio, Inc.	2.1
Total Fund Holdings	51

Sector Allocation (% Equities)
Biotechnology	19.0
Internet Software & Services	13.4
Technology Hardware, Storage & Software	8.6
Automobiles	8.6
Life Sciences Tools & Services	7.9
Health Care Technology	7.2
Software	7.1
Internet & Direct Marketing Retail	6.8
Semiconductors & Semiconductor	4.6
Machinery	4.6
IT Services	3.7
Cryptocurrency	2.5
Pharmaceuticals	1.5
Consumer Finance	1.3
Wireless Telecommunication Services	1.3
Health Care Equipment & Supplies	1.1
Thrifts & Mortgage Finance	0.8

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company except for the American Beacon ARK Transformational Innovation Fund that is registered as a non-diversified Fund. As of March 31, 2017, the Trust consists of thirty-one active series, five of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Alpha Quant Core Fund (“Alpha Quant Core”), American Beacon Alpha Quant Dividend Fund (“Alpha Quant Dividend”), American Beacon Alpha Quant Quality Fund (“Alpha Quant Quality”), American Beacon Alpha Quant Value Fund (“Alpha Quant Value”), and American Beacon ARK Transformational Innovation Fund (“ARK Transformational Innovation”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (“the Board”).

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of March 31, 2017, the investments were classified as described below:

Alpha Quant Core Fund (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,915,441	$—	$—	$1,915,441
Short-term investments - Money Market Funds	94,252	—	—	94,252

Total Investments in Securities	$2,009,693	$—	$—	$2,009,693

Alpha Quant Dividend Fund (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,888,039	$—	$—	$1,888,039
Short-term investments - Money Market Funds	98,261	—	—	98,261

Total Investments in Securities	$1,986,300	$—	$—	$1,986,300

Alpha Quant Quality Fund (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,898,976	$—	$—	$1,898,976
Short-term investments - Money Market Funds	93,477	—	—	93,477

Total Investments in Securities	$1,992,453	$—	$—	$1,992,453

Alpha Quant Value Fund (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,932,326	$—	$—	$1,932,326
Short-term investments - Money Market Funds	97,880	—	—	97,880

Total Investments in Securities	$2,030,206	$—	$—	$2,030,206

ARK Transformational Innovation Fund (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,029,471	$—	$—	$3,029,471
Unit Trusts	78,606	—	—	78,606
Short-term investments - Money Market Funds	46,122	—	—	46,122

Total Investments in Securities	$3,154,199	$—	$—	$3,154,199

(1)	Refer to the Schedules of Investments for industry information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of March 31, 2017, there were no transfers between levels for the Funds.

Securities and other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund’s performance.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common Stock Risk

The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

REITs Risk

Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Depositary Receipts Risk

Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Model and Data Risk

Models and data are used to screen potential investments for the Funds. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Redemption Risk

The Funds may experience periods of high levels of redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Funds to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Funds holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. While the Funds’ investments in value stocks may limit its downside risk over time the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Funds’ value style could cause the Funds to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2017, the cost of investments for federal income tax purposes was as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Alpha Quant Core	$1,997,096	$28,729	$(16,132)	$12,597
Alpha Quant Dividend	1,997,096	6,720	(17,516)	(10,796)
Alpha Quant Quality	1,997,096	16,293	(20,936)	(4,643)
Alpha Quant Value	1,999,596	40,980	(10,370)	30,610
ARK Transformational Innovation	2,966,127	237,918	(49,846)	188,072

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

The Funds did not have any capital loss carryforwards during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2017

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: May 30, 2017